Fair Value Measurements - Summary of Assets that are Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Assets:
Marketable securities held in Trust Account	$ 250,033,500	$ 250,008,324